WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.6%
	BRAZIL — 11.7%
42,351	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,293,767
84,977	Inter & Co., Inc. - Class A	676,417
15,139	NU Holdings, Ltd. - Class A*	217,547
79,060	PRIO S.A.*	1,010,553
		3,198,284
	GREECE — 3.0%
101,026	Piraeus Bank S.A.*	829,996
	INDIA — 13.4%
22,942	Entero Healthcare Solutions Ltd.*	304,055
366,527	Federal Bank, Ltd.	1,012,516
44,161	Hindalco Industries Ltd.	417,607
33,102	ICICI Bank Ltd.	424,939
225,255	Meesho Ltd.*	339,090
15,928	Phoenix Mills Ltd.	255,289
342,050	Sterlite Technologies Ltd.*	642,077
81,909	Tata Capital Ltd.*	266,769
		3,662,342
	INDONESIA — 1.6%
505,867	Bank Central Asia Tbk P.T.	195,407
851,864	Bank Mandiri Persero Tbk P.T.	239,120
		434,527
	KAZAKHSTAN — 0.9%
3,439	Kaspi.KZ JSC - ADR*	254,727
	MEXICO — 4.9%
58,251	Cemex S.A.B. de C.V. - ADR	666,392
26,276	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	376,628
34,025	Regional S.A.B. de C.V.	292,372
		1,335,392
	PERU — 2.9%
2,343	Credicorp Ltd.	794,699
	POLAND — 3.0%
31,624	XTB S.A.	808,987
	SAUDI ARABIA — 1.2%
7,094	Bupa Arabia for Cooperative Insurance Co.	337,959

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 2.7%
8,907	Sea Ltd. - ADR*	$737,589
	SOUTH AFRICA — 1.8%
1,951	Capitec Bank Holdings Ltd.	479,348
	SOUTH KOREA — 22.4%
21,213	Coupang, Inc.*	400,501
3,329	Coway Co., Ltd.	161,262
4,319	HD Hyundai Marine Solution Co., Ltd.	533,290
1,625	Hyundai Rotem Co., Ltd.	187,128
13,295	Samsung Electronics Co., Ltd.	1,073,220
13,104	Seoul Guarantee Insurance Co.	452,709
9,502	Shinhan Financial Group Co., Ltd.	566,332
2,425	SK hynix, Inc.	1,375,860
2,755	SK Square Co., Ltd.*	907,091
4,562	ST. Pharm Co., Ltd.	445,849
		6,103,242
	TAIWAN — 22.3%
64,000	King Yuan Electronics Co., Ltd.	547,469
171,851	Lite-On Technology Corp.	786,430
9,218	MediaTek, Inc.	442,143
60,572	Taiwan Semiconductor Manufacturing Co., Ltd.	3,503,153
17,684	Universal Microwave Technology, Inc.	820,926
		6,100,121
	UNITED KINGDOM — 0.8%
89,576	Baltic Classifieds Group PLC	216,974
	TOTAL COMMON STOCKS
	(Cost $19,925,262)	25,294,187

Principal Amount
	BANK DEPOSIT INVESTMENTS — 4.4%
$1,195,267	UMB Bank, Money Market Special II, 3.43%[1]	1,195,267
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $1,195,267)	1,195,267
	TOTAL INVESTMENTS — 97.0%
	(Cost $21,120,529)	26,489,454
	Other Assets in Excess of Liabilities — 3.0%	813,280
	TOTAL NET ASSETS — 100.0%	$27,302,734

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.